Average Annual Total Returns - FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO - FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO - Fidelity Advisor Global Capital Appreciation Fund	Dec. 30, 2023
Fidelity Advisor Global Capital Appreciation Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(29.03%)
Past 5 years	1.10%
Past 10 years	7.64%
Fidelity Advisor Global Capital Appreciation Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(29.03%)
Past 5 years	0.26%
Past 10 years	6.77%
Fidelity Advisor Global Capital Appreciation Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(17.19%)
Past 5 years	0.84%
Past 10 years	6.12%
Fidelity Advisor Global Capital Appreciation Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(25.98%)
Past 5 years	1.54%
Past 10 years	7.63%
Fidelity Advisor Global Capital Appreciation Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(27.50%)
Past 5 years	1.31%
Past 10 years	7.61%
Fidelity Advisor Global Capital Appreciation Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(24.46%)
Past 5 years	2.64%
Past 10 years	8.62%
F0353
Average Annual Return:
Past 1 year	(18.07%)
Past 5 years	5.61%
Past 10 years	8.38%